Related party transactions - Key management personnel compensation (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related party transactions
Consulting fees		$ 46,473
Salaries	$ 359,125	223,709
Director fees	75,697	104,715
Stock-based compensation	560,320	1,828,958
Key management personnel compensation	$ 995,142	$ 2,203,855